REPORTABLE SEGMENTS AND GEOGAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
REPORTABLE SEGMENTS AND GEOGAPHIC INFORMATION [Abstract]
Schedule of Segment Information
	Year ended December 31,
	2010	2011	2012

Enterprise:
Revenue	$10,319	$9,232	$9,041
Adjusted EBITDA	$1,088	$555	$1,701
Service providers:
Revenue	$1,320	$2,771	$4,085
Adjusted EBITDA	$(209)	$360	$778

Segments total:
Revenue	$11,639	$12,003	$13,126
Adjusted EBITDA	$879	$915	$2,479

Reconciliation of Total Adjusted EBITDA to Net Income
	Year ended December 31,
	2010	2011	2012

Adjusted EBITDA	$879	$915	$2,479
Depreciation and amortization expense	489	447	393
Stock-based compensation expense	99	67	44
Capital gain	-	(78)	-
Financial income	-	(2)	(60)
Income tax expenses	47	10	736

Net income	$244	$471	$1,366

Schedule of Revenues by Geographic Area
	Year ended December 31,
	2010	2011	2012

United States	$8,756	$8,915	$10,251
Germany	1,042	683	482
China	455	400	211
Holland	284	317	297
Israel	377	732	917
Other	725	956	968

	$11,639	$12,003	$13,126

Schedule of Long-lived Assets by Geographic Area
	December 31,
	2011	2012
Long-lived assets:

Israel	$1,779	$1,586
United States	2,907	2,892
Other	4	5

	$4,690	$4,483